Related party transactions	3 Months Ended
Mar. 31, 2021
Related party transactions
Related party transactions

18.Related party transactions

Related party balances

The balance of due to related parties is $12,435 as at March 31, 2021 (December 31, 2020 - $280,432).These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

Key management personnel compensation

	March 31, 2021	March 31, 2020
Consulting fees	$—	$46,473
Salary	359,125	223,709
Director fees	75,697	104,715
Stock-based compensation	560,320	1,828,958
	$995,142	$2,203,855